SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' EQUITY
Schedule of roll forward of reserves balances

	Foreign
	currency	Cash	Remeasurements
	translation	flow hedging	of the net defined
	reserve	reserve	benefit liability
Balances at January 1, 2016	9,638	1,045	493
Other comprehensive (loss) / income for the year	(13,970)	(11,324)	50
Less: tax benefit	—	2,219	—
Amounts reclassified to profit for the year	(2,086)	9,897	—
Less: tax expense	—	(1,992)	—
Net other comprehensive (loss) / income for the year	(16,056)	(1,200)	50
Balances at December 31, 2016	(6,418)	(155)	543
Other comprehensive (loss) for the year	(2,620)	(3,140)	(40)
Less: tax benefit	—	628	—
Amounts reclassified to profit for the year	—	3,748	—
Less: tax expense	—	(741)	—
Amounts reclassified to additional paid in capital	(659)	—	—
Less: tax expense	—	—	—
Net other comprehensive (loss) / income for the year	(3,279)	495	(40)
Balances at December 31, 2017	(9,697)	340	503
Other comprehensive income for the year	7,726	4,202	167
Less: tax expense	—	(840)	—
Amounts reclassified to profit for the year	—	(4,331)	—
Less: tax benefit	—	866	—
Net other comprehensive income / (loss) for the year	7,726	(103)	167
Balances at December 31, 2018	(1,971)	237	670

Schedule of declared cash dividends

	2018	2017	2016
Dividends declared (including dividends on treasury shares of 3,037, 1,337 and 220 respectively)	51,958	51,958	51,958
Dividends, RUB per ADS	52.00	52.00	52.00
Dividends, RUB per share	26.00	26.00	26.00

MGTS Group
SHAREHOLDERS' EQUITY
Schedule of financial information for non-controlling interest

	Year ended December 31,
MGTS	2018	2017	2016
Non-controlling interest opening balance	(4,180)	(4,787)	(5,191)
Profit for the year attributable to non-controlling interest	(619)	(554)	(727)
Dividends to non-controlling interest	1,165	1,175	1,120
Other	(15)	(14)	11
Non-controlling interest closing balance	(3,649)	(4,180)	(4,787)

MTS Bank
SHAREHOLDERS' EQUITY
Schedule of financial information for non-controlling interest

	Year ended December 31,
MTS Bank	2018	2017	2016
Non-controlling interest opening balance	—	—	—
Profit for the year attributable to non-controlling interest	(378)	—	—
Acquisitions under common control	(8,320)	—	—
Non-controlling interest closing balance	(8,698)	—	—

MGTS Group and MTS Bank
SHAREHOLDERS' EQUITY
Schedule of financial information for non-controlling interest in balance sheet

	December 31
	2018	2017
Current assets	123,879	22,595
Non-current assets	84,093	42,204
Current liabilities	(141,359)	(8,959)
Non-current liabilities	(18,269)	(7,250)

Schedule of financial information for non-controlling interest in profit and loss

	Year ended December 31,
	2018	2017	2016
Revenue, gross of intercompany	(51,246)	(39,565)	(40,210)
Profit for the year, gross of intercompany	(11,314)	(9,719)	(12,167)